Condensed Interim Consolidated Balance Sheets - USD ($)	Jun. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Current assets
Cash	$ 428,385	$ 82,736	$ 3,300,495
Trade and other receivables (net of allowance: June 30, 2024 - $nil; September 30, 2023 - $nil)	20,126	78,441	137,214
Prepaid expenses and deposits	101,389	127,239	317,277
Total current assets	549,900	288,416	3,754,986
Non-current assets
Reclamation deposits	75,000	145,000	145,000
Property and equipment, net of accumulated depletion and depreciation	10,306,590	10,361,419	8,426,776
Right of use asset, net	96,058	146,912	240,796
Total assets	11,027,548	10,941,747	12,567,558
Current liabilities
Trade and other payables	3,774,392	3,228,327	1,561,344
Loans payable	160,936	125,936
Convertible debentures	1,016,444		38,291
Lease liability – current portion	78,791	77,069	104,224
Total current liabilities	5,030,563	3,431,332	1,703,859
Non-current liabilities
Asset retirement obligations	287,761	260,167	236,412
Lease liability, less current portion	30,538	81,456	140,682
Warrant liability			23,500
Total liabilities	5,348,862	3,772,955	2,104,453
Stockholders’ Equity
Common stock, no par value per share; unlimited shares authorized, 551,503 shares* issued and outstanding as of June 30, 2024 and September 30, 2023.	14,947,150	14,947,150	14,337,739
Additional paid-in capital	5,475,316	4,549,431	4,513,194
Accumulated other comprehensive loss	(127,413)	(127,413)	(127,413)
Accumulated deficit	(14,616,367)	(12,200,376)	(8,260,415)
Total stockholders’ equity	5,678,686	7,168,792	10,463,105
Total liabilities and stockholders’ equity	$ 11,027,548	$ 10,941,747	$ 12,567,558